Other receivables (Details 2) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total other receivables	$ 56,781	$ 74,146
Unexpired [Member]
IfrsStatementLineItems [Line Items]
Total other receivables	1,977	1,612
Past Due [Member]
IfrsStatementLineItems [Line Items]
Total other receivables	28,877	7,071
Up To 3 Months [Member]
IfrsStatementLineItems [Line Items]
Total other receivables	1,727	4,575
From 3 To 6 Months [Member]
IfrsStatementLineItems [Line Items]
Total other receivables	14,423	10,575
From 6 To 9 Months [Member]
IfrsStatementLineItems [Line Items]
Total other receivables	708	2,972
From 9 To 12 Months [Member]
IfrsStatementLineItems [Line Items]
Total other receivables	8,945	47,335
More Than 12 Months [Member]
IfrsStatementLineItems [Line Items]
Total other receivables	$ 124	$ 6